Note 21 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
21.	Commitments and Contingencies

From time to time, the Company and/or its subsidiaries may become defendants in legal actions and the Company intends to defend itself vigorously against all legal claims. Electra is not aware of any unrecorded claims against the Company that could reasonably be expected to have a materially adverse impact on the Company’s consolidated financial position, results of operations or the ability to carry on any of its business activities. The Company has negotiated settlement on one claim as at March 31, 2025. The amount due is approximately $140 ( December 31, 2024 - $140) has been recorded in accounts payable and accrued liabilities and the respective lien has been discharged. Additionally, certain legal claims against the Company were settled in 2024.

As at December 31, 2024, the Company’s commitments relate to purchase and services commitments for work programs relating to Refinery expansion and payments under financing arrangements. The Company had the following commitments as at December 31, 2024.

	2025	2026	2027	2028	Thereafter	Total
Purchase commitments	$1,076	$—	$—	$—	$—	$1,076
Convertible notes payments [1]	8,057	8,012	13,676	85,303	—	115,048
Government loan payments [2]	36	1,615	2,141	2,141	4,273	10,206
Lease payments	125	128	43	—	—	296
Royalty payments 3	—	—	338	654	2,258	3,250
Other	324	72	—	—	2,158	2,554
	$9,618	$9,827	$16,198	$88,098	$8,689	$132,430

[1] Convertible notes payment amounts are based on contractual maturities of 2028 Notes, 2027 Notes and the assumption that it would remain outstanding until maturity. Interest is calculated based on terms as at December 31, 2024.

[2] The Company is currently in negotiations to extend the commencement of payments based on the Company's latest construction completion date.

[3] Royalty payments are estimated amounts associated with the royalty agreements entered with the convertible debt holders as part of the 2028 Notes offering. The estimated amounts and timing are subject to changes in cobalt sulfate prices, timing of completion of the refinery, reaching commercial operations and timing and amounts of sales.